Payden Core Bond Fund

 Schedule of Investments - January 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (5%)
2,000,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD
	+ 2.450%), 4.27%, 7/18/27 (a)(b)	$1,961
3,065,000	Atrium XII 144A, (3 mo. LIBOR USD
	+ 2.800%), 4.60%, 4/22/27 (a)(b)	3,058
3,080,000	CARS-DB4 LP 144A, 3.25%, 2/15/50 (b)	3,131
63,088	Chase Funding Trust Series 2003-1, (1 mo.
	LIBOR USD + 0.660%), 2.32%, 11/25/32 (a)	62
2,000,000	CIFC Funding 2017-III Ltd. 144A, (3 mo.
	LIBOR USD + 1.220%), 3.04%, 7/20/30 (a)(b)	2,003
1,700,000	CIFC Funding 2017-III Ltd. 144A, (3 mo.
	LIBOR USD + 1.800%), 3.62%, 7/20/30 (a)(b)	1,705
3,950,000	CLNC 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.550%), 3.31%, 8/20/35 (a)(b)	3,971
4,371,471	Fannie Mae Grantor Trust 2017-T1,
	2.90%, 6/25/27	4,622
2,600,000	First Investors Auto Owner Trust 2016-2 144A,
	2.53%, 7/15/22 (b)	2,606
1,300,000	Greystone Commercial Real Estate Notes
	2018-HC1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.550%), 3.23%, 9/15/28 (a)(b)	1,311
3,000,000	Greystone Commercial Real Estate Notes
	2018-HC1 Ltd. 144A, (1 mo. LIBOR USD
	+ 2.650%), 4.33%, 9/15/28 (a)(b)	2,977
1,600,000	Grippen Park CLO Ltd. 144A, (3 mo. LIBOR
	USD + 3.300%), 5.12%, 1/20/30 (a)(b)	1,604
1,950,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 1.450%), 3.13%, 8/15/28 (a)(b)	1,959
2,550,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD
	+ 1.450%), 3.27%, 4/21/25 (a)(b)	2,550
627,585	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (b)	663
1,750,000	LCM XXI LP 144A, (3 mo. LIBOR USD
	+ 2.000%), 3.82%, 4/20/28 (a)(b)	1,758
2,700,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo.
	LIBOR USD + 1.150%), 2.83%, 6/15/28 (a)(b)	2,707
3,673,948	NP SPE II LLC 144A, 2.86%, 11/19/49 (b)	3,693
2,610,000	Planet Fitness Master Issuer LLC 144A,
	3.86%, 12/05/49 (b)	2,680
1,900,000	Regatta Funding LP 2013-2A 144A, (3 mo.
	LIBOR USD + 2.700%), 4.53%, 1/15/29 (a)(b)	1,901
2,260,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR
	USD + 1.400%), 3.08%, 7/15/38 (a)(b)	2,267
2,465,100	Taco Bell Funding LLC 144A,
	4.32%, 11/25/48 (b)	2,552
2,272,825	Wingstop Funding 2018-1 LLC 144A,
	4.97%, 12/05/48 (b)	2,347
Total Asset Backed (Cost - $53,484)		54,088
Bank Loans(c) (2%)
875,000	AI Convoy Luxembourg SARL Term Loan B 1L,
	(3 mo. EURIBOR + 3.750%), 3.75%, 1/31/27
	EUR (d)	970
1,947,437	Altice France SA Term Loan B11 1L, (LIBOR
	USD 1-Month + 2.750%), 4.40%, 7/31/25	1,934
1,378,125	Dole Food Co. Inc. Term Loan B 1L, (LIBOR
	USD 1-Month + 2.750%), 4.41%, 4/06/24	1,379

Principal or Shares	Security Description	Value (000)

1,100,000	Froneri Lux FinCo SARL Term Loan B 1L, (3 mo.
	EURIBOR + 2.625%), 2.63%, 1/29/27 EUR (d)	$1,223
952,112	GOBP Holdings Inc. Term Loan B 1L, (LIBOR
	USD 1-Month + 2.750%), 4.41%, 10/22/25	955
1,807,053	Golden Nugget LLC Term Loan B 1L, (LIBOR
	USD 1-Month + 2.750%), 4.41%, 10/04/23	1,814
1,933,457	Harbor Freight Tools USA Inc. Term Loan 1L,
	(LIBOR USD 1-Month + 2.500%),
	4.15%, 8/18/23	1,922
1,194,837	Hilton Worldwide Finance LLC Term Loan B2
	1L, (LIBOR USD 1-Month + 1.750%),
	3.41%, 6/22/26	1,202
1,947,544	Infor U.S. Inc. Term Loan B6 1L, (LIBOR USD
	3-Month + 2.750%), 4.69%, 2/01/22	1,954
1,950,000	Mauser Packaging Solutions Holding Co. Term
	Loan B 1L, (LIBOR USD 3-Month + 3.250%),
	5.08%, 4/03/24	1,940
3,777,188	Wyndham Hotels & Resorts Inc. Term Loan B
	1L, (LIBOR USD 1-Month + 1.750%),
	3.40%, 5/30/25	3,805

Total Bank Loans (Cost - $19,071)		19,098
Commercial Paper (2%)
7,400,000	CenterPoint Energy Inc., 1.80%, 2/11/20 (e)	7,396
10,000,000	ERSTE Finance LLC, 1.72%, 3/10/20 (e)	9,982
Total Commercial Paper (Cost - $17,378)		17,378
Corporate Bond (33%)
Financial (12%)
3,545,000	American Tower Corp., 2.90%, 1/15/30	3,605
1,450,000	Ares Capital Corp., 3.50%, 2/10/23	1,483
1,650,000	Ares Capital Corp., 3.63%, 1/19/22	1,690
2,055,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23 (b)	2,180
1,120,000	Banco de Credito del Peru 144A,
	2.70%, 1/11/25 (b)	1,123
5,205,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 1.060%), 3.56%, 4/23/27 (a)	5,608
3,145,000	Bank of Montreal, (5 yr. Swap Semi 30/360 USD
	+ 1.280%), 4.34%, 10/05/28 (a)	3,352
2,090,000	Barclays PLC, 4.38%, 9/11/24	2,239
900,000	BBVA USA, 3.88%, 4/10/25	958
3,000,000	BNP Paribas SA 144A, (U.S. Secured Overnight Financing Rate + 1.507%),
	3.05%, 1/13/31 (a)(b)	3,087
3,235,000	Canadian Imperial Bank of Commerce,
	3.10%, 4/02/24	3,388
975,000	CIT Group Inc., (3 mo. LIBOR USD + 3.972%),
	5.80%, (a)(f)(g)	1,000
2,905,000	Citigroup Inc., (3 mo. LIBOR USD + 0.897%),
	3.35%, 4/24/25 (a)	3,059
1,225,000	Citigroup Inc., 4.45%, 9/29/27	1,376
2,235,000	Credit Suisse Group AG 144A, (U.S. Secured
	Overnight Financing Rate + 1.560%),
	2.59%, 9/11/25 (a)(b)	2,273
835,000	Diversified Healthcare Trust, 4.75%, 5/01/24	882
1,045,000	Diversified Healthcare Trust, 6.75%, 4/15/20	1,049

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,250,000	Equinix Inc., 2.88%, 10/01/25 EUR (d)	$1,426
2,315,000	First Midwest Bancorp Inc., 5.88%, 9/29/26	2,653
1,340,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	1,349
2,550,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD
	+ 1.235%), 3.14%, 2/15/23 (a)	2,521
1,385,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	1,414
2,595,000	FS KKR Capital Corp., 4.75%, 5/15/22	2,702
1,000,000	Goldman Sachs Group Inc., 3.63%, 2/20/24	1,064
2,530,000	Huntington Bancshares Inc., 2.55%, 2/04/30	2,545
4,305,000	JPMorgan Chase & Co., (3 mo. LIBOR USD
	+ 0.730%), 3.56%, 4/23/24 (a)	4,526
3,450,000	KKR Group Finance Co. II LLC 144A,
	5.50%, 2/01/43 (b)	4,453
2,450,000	Lincoln National Corp., 7.00%, 6/15/40	3,737
2,350,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR
	USD + 1.023%), 3.19%, 11/28/23 (a)(b)	2,427
2,750,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR
	USD + 1.372%), 3.76%, 11/28/28 (a)(b)	2,985
2,455,000	Manulife Financial Corp., (USD Swap Rate 11:00
	am NY 1 + 1.647%), 4.06%, 2/24/32 (a)	2,613
1,789,000	Massachusetts Mutual Life Insurance Co. 144A,
	3.73%, 10/15/70 (b)	1,854
2,200,000	Morgan Stanley, (3 mo. LIBOR USD + 0.847%),
	3.74%, 4/24/24 (a)	2,324
2,040,000	Muthoot Finance Ltd. 144A,
	6.13%, 10/31/22 (b)	2,118
1,500,000	Nationwide Building Society 144A, (3 mo.
	LIBOR USD + 1.452%), 4.30%, 3/08/29 (a)(b)	1,682
2,000,000	Nationwide Financial Services Inc. 144A,
	5.30%, 11/18/44 (b)	2,476
1,300,000	Nationwide Mutual Insurance Co. 144A,
	9.38%, 8/15/39 (b)	2,320
2,100,000	Ohio National Life Insurance Co. 144A,
	6.88%, 6/15/42 (b)	2,367
2,100,000	Owl Rock Capital Corp., 3.75%, 7/22/25	2,120
1,450,000	Pacific Life Insurance Co. 144A,
	9.25%, 6/15/39 (b)	2,484
2,850,000	PNC Financial Services Group Inc.,
	2.60%, 7/23/26	2,942
2,345,000	Protective Life Corp. 144A, 4.30%, 9/30/28 (b)	2,631
1,295,000	Santander Holdings USA Inc., 2.65%, 4/17/20	1,296
1,700,000	Service Properties Trust, 5.25%, 2/15/26	1,846
4,470,000	Shriram Transport Finance Co. Ltd. 144A,
	5.95%, 10/24/22 (b)	4,587
2,740,000	SLM Corp., 5.13%, 4/05/22	2,836
1,560,000	Synchrony Bank, 3.00%, 6/15/22	1,598
227,000	Teachers Insurance & Annuity Association of
	America 144A, 6.85%, 12/16/39 (b)	341
3,000,000	Toronto-Dominion Bank, 2.65%, 6/12/24	3,111
2,995,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	4,799
2,760,000	WEA Finance LLC 144A, 4.63%, 9/20/48 (b)	3,328
3,640,000	Wells Fargo & Co., (3 mo. LIBOR USD
	+ 1.170%), 3.20%, 6/17/27 (a)	3,833
		127,660
Industrial (14%)
1,450,000	1011778 BC ULC/New Red Finance Inc. 144A,
	5.00%, 10/15/25 (b)	1,499

Principal or Shares	Security Description	Value (000)

2,950,000	AbbVie Inc. 144A, 2.60%, 11/21/24 (b)	$3,016
2,125,000	AbbVie Inc. 144A, 4.05%, 11/21/39 (b)	2,316
2,850,000	Alimentation Couche-Tard Inc. 144A,
	3.80%, 1/25/50 (b)	2,878
3,370,000	American Airlines 2019-1 Class AA
	Pass-Through Trust, 3.15%, 2/15/32	3,566
2,655,000	American University, 3.67%, 4/01/49	3,036
2,400,000	Anheuser-Busch InBev Worldwide Inc.,
	4.60%, 4/15/48	2,898
650,000	AT&T Inc., 2.95%, 7/15/26	678
4,810,000	AT&T Inc., 4.35%, 3/01/29	5,429
1,755,000	Bayer U.S. Finance II LLC 144A,
	3.88%, 12/15/23 (b)	1,876
2,710,000	Boise Cascade Co. 144A, 5.63%, 9/01/24 (b)	2,820
2,760,000	Bristol-Myers Squibb Co. 144A,
	4.13%, 6/15/39 (b)	3,310
1,900,000	British Telecommunications PLC 144A,
	4.25%, 11/08/49 (b)	2,038
4,470,000	Broadcom Inc. 144A, 3.63%, 10/15/24 (b)	4,707
2,640,000	Cheniere Corpus Christi Holdings LLC,
	5.88%, 3/31/25	2,998
2,870,000	Cigna Corp., (3 mo. LIBOR USD + 0.650%),
	2.55%, 9/17/21 (a)	2,870
3,350,000	Cigna Corp. 144A, 3.05%, 11/30/22 (b)	3,449
4,335,000	Cigna Corp., 4.13%, 11/15/25	4,776
1,205,000	Cigna Corp., 4.80%, 8/15/38	1,444
2,290,000	Conagra Brands Inc., 5.40%, 11/01/48	2,931
1,250,000	Crown European Holdings SA, 2.88%, 2/01/26
	EUR (d)(h)	1,495
3,270,000	Daimler Finance North America LLC 144A, (3
	mo. LIBOR USD + 0.840%),
	2.59%, 5/04/23 (a)(b)	3,292
700,000	DaVita Inc., 5.13%, 7/15/24	717
815,000	Delta Air Lines Inc., 2.88%, 3/13/20	816
2,900,000	DH Europe Finance II Sarl, 3.25%, 11/15/39	3,055
1,695,000	Dignity Health, 3.13%, 11/01/22	1,749
1,165,000	Dignity Health, 4.50%, 11/01/42	1,294
2,100,000	Dollar Tree Inc., 3.70%, 5/15/23	2,216
2,785,000	General Electric Co., 6.75%, 3/15/32	3,718
2,040,000	HCA Inc., 5.00%, 3/15/24	2,261
1,980,000	JD.com Inc., 3.38%, 1/14/30	2,028
2,380,000	Keurig Dr Pepper Inc., 3.20%, 11/15/21	2,428
1,725,000	Keurig Dr Pepper Inc., 4.42%, 5/25/25	1,917
1,366,197	Latam Airlines 2015-1 Pass-Through Trust A,
	4.20%, 11/15/27	1,414
3,000,000	Lennar Corp., 4.75%, 11/29/27	3,328
2,805,000	Mylan NV, 3.95%, 6/15/26	2,996
1,500,000	Northwell Healthcare Inc., 4.26%, 11/01/47	1,728
1,045,000	Northwell Healthcare Inc., 6.15%, 11/01/43	1,491
3,015,000	Orange SA, 9.00%, 3/01/31	4,782
1,001,000	Perrigo Finance Unlimited Co.,
	3.50%, 12/15/21	1,018
2,360,000	Prosus NV 144A, 3.68%, 1/21/30 (b)	2,442
1,600,000	Sabre GLBL Inc. 144A, 5.38%, 4/15/23 (b)	1,631
1,485,000	Shire Acquisitions Investments Ireland DAC,
	2.40%, 9/23/21	1,499

          Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

4,060,000	SMBC Aviation Capital Finance DAC 144A,
	2.65%, 7/15/21 (b)	$4,102
2,830,000	Tencent Holdings Ltd. 144A, 3.98%, 4/11/29 (b)	3,127
383,000	Teva Pharmaceutical Finance Netherlands III BV,
	2.20%, 7/21/21	377
2,355,000	Teva Pharmaceutical Finance Netherlands III BV,
	3.15%, 10/01/26	2,016
4,820,000	Toledo Hospital, 6.02%, 11/15/48	6,044
2,100,000	Toll Brothers Finance Corp., 4.38%, 4/15/23	2,211
2,480,000	UnitedHealth Group Inc., 3.88%, 8/15/59	2,760
2,400,000	Vodafone Group PLC, 5.25%, 5/30/48	3,029
5,500,000	Volkswagen Group of America Finance LLC
	144A, 4.25%, 11/13/23 (b)	5,939
3,680,000	Walmart Inc., 3.05%, 7/08/26	3,941
3,895,000	Walt Disney Co., 2.75%, 9/01/49	3,838
1,010,000	XPO Logistics Inc. 144A, 6.13%, 9/01/23 (b)	1,046
		146,280
Utility (7%)
1,890,000	Alliant Energy Finance LLC 144A,
	3.75%, 6/15/23 (b)	1,990
2,140,000	Antero Resources Corp., 5.13%, 12/01/22	1,850
990,000	Boardwalk Pipelines LP, 4.45%, 7/15/27	1,047
1,170,000	Colorado Interstate Gas Co. LLC/Colorado
	Interstate Issuing Corp. 144A,
	4.15%, 8/15/26 (b)	1,252
1,586,253	Cometa Energia SA de CV 144A,
	6.38%, 4/24/35 (b)	1,819
2,595,000	Duke Energy Corp., 4.20%, 6/15/49	3,041
2,700,000	Energy Transfer Operating LP, 6.50%, 2/01/42	3,271
1,500,000	EnLink Midstream Partners LP, (3 mo. LIBOR
	USD + 4.110%), 6.00%, (a)(f)	1,051
2,400,000	Entergy Louisiana LLC, 5.00%, 7/15/44	2,584
2,960,000	Enterprise Products Operating LLC,
	4.80%, 2/01/49	3,478
1,800,000	EQM Midstream Partners LP, 4.75%, 7/15/23	1,777
1,850,000	EQT Corp., 3.00%, 10/01/22 (g)	1,783
2,435,000	Evergy Inc., 2.90%, 9/15/29	2,502
1,298,893	Fermaca Enterprises S de RL de CV 144A,
	6.38%, 3/30/38 (b)	1,440
2,760,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (b)(g)	2,760
2,100,000	Interstate Power & Light Co., 3.50%, 9/30/49	2,225
2,100,000	Kinder Morgan Inc., 5.30%, 12/01/34	2,507
1,000,000	Laredo Petroleum Inc., 9.50%, 1/15/25	911
2,355,000	Midwest Connector Capital Co. LLC 144A,
	4.63%, 4/01/29 (b)	2,601
1,715,000	NiSource Inc., 3.65%, 6/15/23	1,809
2,100,000	Occidental Petroleum Corp., 3.20%, 8/15/26	2,168
2,000,000	ONEOK Partners LP, 6.65%, 10/01/36	2,595
2,200,000	Ovintiv Inc., 6.63%, 8/15/37	2,591
2,500,000	Petroleos Mexicanos 144A, 5.95%, 1/28/31 (b)	2,549
2,420,000	Petroleos Mexicanos 144A, 6.49%, 1/23/27 (b)	2,629
2,930,000	ReNew Power Pvt. Ltd. 144A,
	5.88%, 3/05/27 (b)	2,950
2,600,000	Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	2,792
4,800,000	Sinopec Group Overseas Development 2016 Ltd.
	144A, 2.00%, 9/29/21 (b)	4,787
2,070,000	SM Energy Co., 6.13%, 11/15/22	2,055

Principal or Shares	Security Description	Value (000)

1,430,000	TerraForm Power Operating LLC 144A,
	4.75%, 1/15/30 (b)	$1,510
3,170,000	Vistra Operations Co. LLC 144A,
	4.30%, 7/15/29 (b)	3,265
		71,589
Total Corporate Bond (Cost - $322,310)		345,529
Foreign Government (3%)
8,200,000	Brazil Notas do Tesouro Nacional Serie F,
	10.00%, 1/01/27 BRL (d)	2,280
1,960,000	Colombia Government International Bond,
	3.88%, 4/25/27	2,112
1,200,000	Colombia Government International Bond,
	4.50%, 3/15/29	1,358
1,200,000	Colombia Government International Bond,
	5.00%, 6/15/45	1,462
5,270,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29
	CAD (b)(d)	4,002
3,690,000	Export-Import Bank of India 144A,
	3.25%, 1/15/30 (b)	3,708
2,100,000	Honduras Government International Bond 144A,
	8.75%, 12/16/20 (b)	2,207
1,940,000	Indonesia Government International Bond 144A,
	3.75%, 6/14/28 EUR (b)(d)	2,609
2,125,000	Korea Hydro & Nuclear Power Co. Ltd. 144A,
	3.75%, 7/25/23 (b)	2,251
3,200,000	Municipal Finance Authority of British
	Columbia, 2.55%, 10/09/29 CAD (d)	2,538
3,080,000	Republic of Italy Government International
	Bond, 4.00%, 10/17/49	3,136
8,600,000	Republic of Poland Government Bond,
	2.50%, 4/25/24 PLN (d)	2,287
854,000	Senegal Government International Bond 144A,
	8.75%, 5/13/21 (b)	922
2,960,000	Uruguay Government International Bond,
	4.98%, 4/20/55	3,692
Total Foreign Government (Cost - $32,919)		34,564
Mortgage Backed (35%)
53,836,241	BANK 2018-BNK14, 0.67%, 9/15/60 (i)	1,877
49,963,069	Benchmark 2018-B4 Mortgage Trust,
	0.69%, 7/15/51 (i)	1,715
5,000,000	BHMS 2018-ATLS 144A, (1 mo. LIBOR USD
	+ 1.250%), 2.93%, 7/15/35 (a)(b)	5,008
2,030,000	BX Commercial Mortgage Trust 2018-IND
	144A, (1 mo. LIBOR USD + 2.050%),
	3.73%, 11/15/35 (a)(b)	2,041
3,000,000	CHC Commercial Mortgage Trust 2019-CHC
	144A, (1 mo. LIBOR USD + 1.500%),
	3.18%, 6/15/34 (a)(b)	2,999
2,413,938	Connecticut Avenue Securities Trust 2019-HRP1
	144A, (1 mo. LIBOR USD + 2.150%),
	3.81%, 11/25/39 (a)(b)	2,437
4,100,000	Connecticut Avenue Securities Trust 2019-HRP1
	144A, (1 mo. LIBOR USD + 9.250%),
	10.91%, 11/25/39 (a)(b)	4,688

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,416,545	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 0.720%), 2.38%, 1/25/31 (a)	$1,417
901,628	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 0.950%),
	2.61%, 10/25/29 (a)	903
543,909	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 1.300%), 2.96%, 4/25/29 (a)	545
1,742,894	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 10.250%),
	11.91%, 1/25/29 (a)	2,309
498,776	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 10.750%),
	12.41%, 1/25/29 (a)	657
1,692,889	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 12.250%),
	13.91%, 9/25/28 (a)	2,423
3,440,000	Fannie Mae-Aces, 3.82%, 9/25/30 (i)	3,950
4,009,366	FG Q12837 30YR, 3.00%, 11/01/42	4,166
1,195,263	FG Q17641 30YR, 3.00%, 4/01/43	1,242
3,934,000	FHLMC Multifamily Structured Pass-Through
	Certificates, 2.62%, 1/25/23	4,041
3,680,000	FHLMC Multifamily Structured Pass-Through
	Certificates, 2.88%, 4/25/26	3,899
1,642,000	FHLMC Multifamily Structured Pass-Through
	Certificates, 2.94%, 4/25/29	1,770
7,330,000	FHLMC Multifamily Structured Pass-Through
	Certificates, 3.06%, 8/25/24 (i)	7,752
12,426,000	FHLMC Multifamily Structured Pass-Through
	Certificates, 3.60%, 2/25/25 (i)	13,423
1,464,140	FN 254766 30YR, 5.00%, 6/01/33	1,625
707,770	FN 725027 30YR, 5.00%, 11/01/33	786
1,365,610	FN 725423 30YR, 5.50%, 5/01/34	1,542
1,313,315	FN 725424 30YR, 5.50%, 4/01/34	1,482
1,179,387	FN 995023 30YR, 5.50%, 8/01/37	1,331
1,830,734	FN 995203 30YR, 5.00%, 7/01/35	2,032
382,670	FN AB4210 15YR, 3.00%, 1/01/27	396
1,348,745	FN AH3394 30YR, 4.00%, 1/01/41	1,454
1,379,179	FN AJ7689 30YR, 4.00%, 12/01/41	1,485
2,848,218	FN AL2221 15YR, 3.00%, 7/01/27	2,944
1,368,850	FN AL2521 30YR, 3.50%, 9/01/42	1,448
6,927,954	FN AL9373 15YR, 2.50%, 10/01/31	7,112
4,651,249	FN AS4168 30YR, 4.00%, 12/01/44	4,964
3,158,017	FN AS4885 30YR, 3.50%, 5/01/45	3,310
6,782,517	FN AS7170 30YR, 3.50%, 5/01/46	7,100
5,336,954	FN AS8305 30YR, 3.00%, 11/01/46	5,518
2,449,294	FN AS8592 15YR, 2.50%, 1/01/32	2,510
5,044,422	FN AS8710 15YR, 2.50%, 2/01/32	5,179
5,208,266	FN AS8807 30YR, 3.50%, 2/01/47	5,435
2,165,025	FN AX3596 15YR, 3.00%, 7/01/27	2,246
5,106,770	FN AY4200 30YR, 3.00%, 5/01/45	5,277
4,305,608	FN BE9567 30YR, 3.50%, 4/01/47	4,486
3,200,694	FN BJ9215 30YR, 4.00%, 6/01/48	3,361
3,196,733	FN BK4740 30YR, 4.00%, 8/01/48	3,349
2,508,472	FN BK4764 30YR, 4.00%, 8/01/48	2,628
5,097,886	FN BM2007 30YR, 4.00%, 9/01/48	5,347
867,906	FN BM4862 15YR, 3.00%, 8/01/31	895
4,960,707	FN BO4708 30YR, 3.00%, 11/01/49	5,077
4,212,349	FN CA2469 30YR, 4.00%, 10/01/48	4,401
6,530,518	FN FM1717 30YR, 3.50%, 12/01/45	6,906

Principal or Shares	Security Description	Value (000)

1,043,555	FN MA2671 30YR, 3.50%, 7/01/46	$1,090
559,982	FN MA2868 15YR, 2.50%, 1/01/32	571
5,019,155	FN MA3155 15YR, 3.00%, 10/01/32	5,203
8,357,344	FN MA3238 30YR, 3.50%, 1/01/48	8,719
9,331,735	FN MA3356 30YR, 3.50%, 5/01/48	9,713
7,850,266	FN MA3521 30YR, 4.00%, 11/01/48	8,206
9,629,745	FN MA3774 30YR, 3.00%, 9/01/49	9,853
2,758,337	FN MA3864 15YR, 2.50%, 12/01/34	2,809
8,561,874	FN MA3871 30YR, 3.00%, 12/01/49	8,761
2,738,719	FN MA3896 15YR, 2.50%, 1/01/35	2,789
10,480,000	FNCI, 3.00%, 15YR TBA (j)	10,797
7,500,000	FNCI, 3.00%, 30YR TBA (j)	7,671
12,730,000	FNCI, 3.50%, 30YR TBA (j)	13,142
2,700,000	FNCI, 4.00%, 30YR TBA (j)	2,821
1,247,979	FR ZA4718 30YR, 3.00%, 10/01/46	1,290
1,875,000	Freddie Mac STACR 2019-HQA3 144A, (1 mo.
	LIBOR USD + 1.850%), 3.51%, 9/25/49 (a)(b)	1,885
3,540,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1
	mo. LIBOR USD + 1.400%),
	3.06%, 2/25/49 (a)(b)	3,552
2,403,448	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 1.200%),
	2.86%, 10/25/29 (a)	2,412
1,220,823	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 1.300%),
	2.96%, 4/25/29 (a)	1,224
1,200,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 4.600%),
	6.26%, 12/25/42 (a)	1,300
1,244,755	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 10.000%),
	11.66%, 7/25/29 (a)	1,465
1,688,129	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 11.250%),
	12.91%, 12/25/28 (a)	2,350
4,477,009	G2 4853 30YR, 4.00%, 11/20/40	4,757
1,956,498	G2 5115 30YR, 4.50%, 7/20/41	2,125
107,081	G2 5140 30YR, 4.50%, 8/20/41	116
1,460,349	G2 5175 30YR, 4.50%, 9/20/41	1,586
4,828,606	G2 5258 30YR, 3.50%, 12/20/41	5,110
4,349,541	G2 MA2522 30YR, 4.00%, 1/20/45	4,615
5,046,483	G2 MA3663 30YR, 3.50%, 5/20/46	5,276
9,678,985	G2 MA3802 30YR, 3.00%, 7/20/46	10,049
2,178,553	G2 MA4510 30YR, 3.50%, 6/20/47	2,262
948,079	G2 MA5021 30YR, 4.50%, 2/20/48	1,006
12,510,000	G2SF, 3.00%, 30YR TBA (j)	12,867
5,700,000	G2SF, 3.50%, 30YR TBA (j)	5,880
3,635,125	GN 783716 30YR, 3.00%, 2/15/43	3,756
1,540,451	GN 784182 30YR, 4.50%, 8/15/46	1,693
1,083,814	GN AA5452 30YR, 3.50%, 7/15/42	1,140
62,157	HarborView Mortgage Loan Trust 2004-10,
	3.87%, 1/19/35 (i)	64
185,806	JP Morgan Mortgage Trust 2006-S2,
	6.00%, 7/25/36	158
1,536,617	JP Morgan Mortgage Trust 2014-2 144A,
	3.00%, 6/25/29 (b)(i)	1,564

          Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

22,550	Landmark Mortgage Securities No 1 PLC, (3 mo.
	LIBOR GBP + 0.220%), 1.01%, 6/17/38
	GBP (a)(d)(h)	$29
2,500,000	Madison Avenue Trust 2013-650M 144A,
	4.17%, 10/12/32 (b)(i)	2,517
15,859,761	Morgan Stanley Capital I Trust 2018-H3,
	1.00%, 7/15/51 (i)	880
20,296	Morgan Stanley Mortgage Loan Trust 2004-5AR,
	3.90%, 7/25/34 (i)	21
1,560,000	Multifamily Connecticut Avenue Securities Trust
	2019-01 144A, (1 mo. LIBOR USD + 3.250%),
	4.91%, 10/15/49 (a)(b)	1,643
389,809	Nationstar Mortgage Loan Trust 2013-A 144A,
	3.75%, 12/25/52 (b)(i)	401
691,791	New Residential Mortgage Loan Trust 2014-3
	144A, 3.75%, 11/25/54 (b)(i)	729
1,495,269	New Residential Mortgage Loan Trust 2017-2
	144A, 4.00%, 3/25/57 (b)(i)	1,595
66,231	Prime Mortgage Trust 2005-4, 5.00%, 10/25/35	65
1,269,365	Residential Asset Securitization Trust 2006-A8,
	6.00%, 8/25/36	1,018
4,800,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 1.250%), 2.91%, 2/25/47 (a)(b)	4,812
3,325,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 2.400%), 4.06%, 2/25/47 (a)(b)	3,418
1,300,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 10.500%), 12.16%, 2/25/47 (a)(b)	1,580
430	Structured Asset Mortgage Investments Trust
	2003-CL1, 2.74%, 7/25/32 (i)	—
418,658	WaMu Mortgage Pass-Through Certificates
	Series 2007-HY7 Trust, 3.62%, 7/25/37 (i)	387
Total Mortgage Backed (Cost - $349,798)		361,630
Municipal (2%)
3,900,000	California Health Facilities Financing Authority,
	2.86%, 6/01/31	4,047
1,150,000	California Pollution Control Financing Authority
	144A, 7.50%, 12/01/39 (b)	1,048
2,600,000	City of Portland OR, 7.70%, 6/01/22	2,806
770,000	State Board of Administration Finance Corp.,
	3.00%, 7/01/20	774
4,000,000	State of California, 3.38%, 4/01/25	4,317
1,495,000	State of California, 7.55%, 4/01/39	2,533
1,000,000	State of Washington, 1.70%, 7/01/20	999
365,000	University of California, 3.26%, 5/15/24	389
Total Municipal (Cost - $15,525)		16,913
U.S. Treasury (23%)
74,280,000	U.S. Treasury Bill, 1.52%, 3/10/20 (e)	74,168
26,649,000	U.S. Treasury Bond, 2.38%, 11/15/49	28,823
21,710,000	U.S. Treasury Bond, 3.00%, 2/15/49 (k)(l)	26,445

Principal or Shares	Security Description	Value (000)

10,265,702	U.S. Treasury Inflation Indexed Bonds,
	0.13%, 10/15/24	$10,460
2,306,000	U.S. Treasury Note, 1.50%, 11/30/21	2,312
15,447,000	U.S. Treasury Note, 1.50%, 8/15/22	15,519
22,065,000	U.S. Treasury Note, 1.50%, 10/31/24	22,241
24,830,000	U.S. Treasury Note, 1.50%, 1/31/27	24,941
15,917,000	U.S. Treasury Note, 1.75%, 5/15/23	16,145
2,233,000	U.S. Treasury Note, 2.50%, 1/15/22	2,282
9,260,000	U.S. Treasury Note, 2.75%, 9/30/20	9,331
Total U.S. Treasury (Cost - $226,590)		232,667
Investment Company (1%)
10,213,621	Payden Cash Reserves Money Market Fund *
	(Cost - $10,214)	10,214
Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $1,272)		98
Total Investments, Before Options Written (Cost - $1,048,561) (106%)		1,092,179
Written Swaptions (0%)
Total Written Swaptions (Cost - $(987))		(7)
Total Investments (Cost - $1,047,574) (106%)		1,092,172
Liabilities in excess of Other Assets (-6%)		(61,500)
Net Assets (100%)		$1,030,672

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020. The stated maturity is subject to prepayments.
(d)	Principal in foreign currency.
(e)	Yield to maturity at time of purchase.
(f)	Perpetual security with no stated maturity date.
(g)

All or a portion of these securities are on loan. At January 31, 2020, the total market value of the Fund’s securities on loan is $4,722 and the total market value of the collateral held by the Fund is $4,849. Amounts in 000s.

(h)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j)	Security was purchased on a delayed delivery basis.
(k)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(l)	All or a portion of the security is pledged to cover futures contract margin requirements.

5   Payden Mutual Funds

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Swaptions 0.0%
10Y-2Y CMS Index, 2/06/20, Pay Fixed 0.112% at Maturity, Receive Pay at Maturity with Strike Cap of 0.205%	BNP PARIBAS	$260,470	02/06/2020	$—	Call
10-Year Interest Rate Swap, 02/20/20, Pay Fixed 1.78% Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR	Citibank, N.A.	31,685	02/20/2020	98	Call
2-Year Interest Rate Swap, 02/05/22, Pay Fixed 1.6375% Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR	BNP PARIBAS	132,792	02/05/2022	—	Put

Total Swaptions				$98

Written Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Swaptions 0.0%
10-Year Interest Rate Swap, 02/05/30, Receive Fixed 1.78% Semi-Annually, Pay Variable Quarterly, 3-Month USD LIBOR	BNP PARIBAS	$28,082	02/05/2030	$—	Put
10-Year Interest Rate Swap, 02/20/20, Receive Fixed 0.4% Semi-Annually, Pay Variable Quarterly, 3-Month USD LIBOR	Citibank, N.A.	22,169	02/20/2020	(7)	Call

Total Swaptions				$(7)

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
USD 5,600	EUR 5,018	Citibank, N.A.	03/23/2020	$17
USD 2,383	PLN 9,146	Citibank, N.A.	04/28/2020	21

				38

Liabilities:
MXN 38,530	USD 2,036	Citibank, N.A.	04/30/2020	(23)
RUB 127,860	USD 2,022	Citibank, N.A.	04/30/2020	(43)
USD 6,428	CAD 8,546	HSBC Bank USA, N.A.	03/23/2020	(30)
ZAR 22,440	USD 1,520	Citibank, N.A.	04/30/2020	(43)

				(139)

Net Unrealized Appreciation (Depreciation)				$(101)

          Payden Core Bond Fund continued

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Long Bond Future	116	Mar-20	$18,970	$507	$507
U.S. Treasury 2-Year Note Future	525	Mar-20	113,589	488	488

					995

Short Contracts:
U.S. 10-Year Ultra Future	192	Mar-20	(27,966)	(610)	(610)

Total Futures					$385

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America	12/20/2024	$13,464	$1,429	$1,299	$130
High Yield Series 33 Index), Pay 5% Quarterly, Receive upon credit default

7   Payden Mutual Funds